Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue
Revenue	$ 347.1	$ 195.4	$ 656.0	$ 435.9
Labrador Iron Ore Royalty Corporation
Revenue
Dividend income	8.9	2.1	13.9	3.7
Revenue-based royalties
Revenue
Revenue	111.4	65.1	205.5	133.5
Streams
Revenue
Revenue	199.5	112.6	376.4	263.4
Profit-based royalties
Revenue
Revenue	22.2	14.1	50.9	30.3
Other
Revenue
Revenue	14.0	3.6	23.2	8.7
South America
Revenue
Revenue	116.0	52.4	204.9	109.9
Central America & Mexico
Revenue
Revenue	89.9	28.0	158.1	88.1
United States
Revenue
Revenue	66.3	44.7	132.6	89.7
Canada
Revenue
Revenue	46.3	35.7	102.0	82.1
Rest of World
Revenue
Revenue	28.6	34.6	58.4	66.1
Mining
Revenue
Revenue	299.8	180.8	563.6	394.8
Gold
Revenue
Revenue	194.9	136.6	384.9	303.6
Provisional price adjustment	(0.1)		(0.3)	0.2
Silver
Revenue
Revenue	45.0	20.2	92.7	42.3
Platinum-group metals
Revenue
Revenue	22.0	21.4	41.5	44.0
Provisional price adjustment	(0.1)	(0.1)	0.5	3.1
Other mining commodities
Revenue
Revenue	37.9	2.6	44.5	4.9
Energy
Revenue
Revenue	$ 47.3	$ 14.6	$ 92.4	$ 41.1